SIGNIFICANT ACCOUNTING POLICIES (Summary of cash, cash equivalents and restricted cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 111,121	$ 126,698	$ 232,304
Long term restricted cash	600	0	0
Cash, cash equivalents and restricted cash	$ 111,721	$ 126,698	$ 232,304	$ 31,748